Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Taxation in the Statements of Operations

Taxation in the statements of operations represents:

	Years ended December 31,
	2024	2025
	US$	US$
Hong Kong profits tax provision for the year:
Current	—	—
Deferred	(53,200)	965,881
Total income tax expense (credit)	(53,200)	965,881

Schedule of Effective Income Tax Rate

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Net income (loss) before income tax	(484,744)	—	(6,356,924)
Tax at Hong Kong statutory tax rate of 16.5%	(79,983)	(16.5)%	(1,048,892)	16.5%
Reconciling items:
Tax effect of temporary difference	—	—	—	—
Tax effect of non-taxable income	(3,121)	(0.6)%	(131)	(0.0)%
Tax effect of non-deductible expenses	29,904	6.2%	198,447	(3.1)%
Tax effect of tax losses not recognised	—	—	1,376,558	(21.7)%
Valuation allowance for tax losses	—	—	1,816,457	(28.6)%
Tax concession (Note 1)	—	—	—	—
Tax holiday (Note 2)	—	—	—	—
Income tax expense (credit)	(53,200)	(10.9)%	965,881	(15.2)%

Note 1:	Tax concession represented election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.

Note 2:	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the Cayman Islands which is not subject to profits tax.

Note 3:	There is no other unsettled tax position.

Schedule of Deferred Tax Liabilities and Assets

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	244,417	694,414
Addition	446,769	528,499
Exchange realignment	3,228	1,734
Ending balances	694,414	1,224,647

Deferred tax assets:
Net operating loss
Opening balances	—	502,086
Addition	499,969	1,379,074
Exchange realignment	2,117	1,638
Ending balances	502,086	1,882,798
Less: valuation allowance	—	(1,819,641)
Deferred tax assets	502,086	63,157
Deferred tax liabilities, net	192,328	1,161,490